Financing Arrangements (Details) - Schedule of financing arrangement - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Financing Arrangements (Details) - Schedule of financing arrangement [Line Items]
Revolving Credit Facility	$ 9,882,529	$ 38,141,451
Current portion of notes payable	17,804,500	608,333	$ 2,285,367
Notes payable, gross	27,687,029	38,749,784
Noncurrent portion of notes payable	1,500,000		$ 3,193,306
Long term, notes payable	$ 29,187,029	$ 38,749,784